DWS Health and Wellness Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Class ACIS [Member] | S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Class ACIS [Member] | MSCI World Health Care Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.13%	6.18%	7.33%
Class ACIS [Member] | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(2.82%)	3.25%	4.15%
Class ACIS [Member] | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.37%)	3.51%	4.44%
Class ACIS [Member] | Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(2.60%)	4.66%	6.03%
Performance Inception Date	Dec. 29, 2000
Class ACIS [Member] | Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.57%	5.12%	5.87%
Performance Inception Date	Dec. 29, 2000
Class ACIS [Member] | INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.66%	6.19%	6.95%
Performance Inception Date	Dec. 29, 2000
Class ACIS [Member] | Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.63%	6.18%	6.94%
Performance Inception Date	Mar. 02, 1998